DERIVATIVES (Tables)	6 Months Ended
Jun. 30, 2020
DERIVATIVES [Abstract]
Designated Derivative Assets
As of June 30, 2020, the Company had the following designated derivative instrument classified as derivative asset on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Contracted Fixed Conversion Rate to U.S. Dollar	Total Contracted USD to be Received	Credit Risk Adjusted Fair Value	Gain Recognized in Accumulated Comprehensive Loss, Net of Deferred Tax
Cross currency swap contract	1	11/26/25	1 Euro to $1.3068	$53,640	$6,266	$5,482
Accrued rent				—	19	—
Total - designated derivative asset	1			$53,640	$6,285	$5,482

Designated Derivative Liabilities
As of June 30, 2020, the Company had the following designated derivative instruments classified as derivative liabilities on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Loss Recognized in Accumulated Comprehensive Loss, Net of Deferred Tax
Interest rate swap contracts	30	2/9/23 - 12/8/25	2.28% - 3.13%	$715,142	$(53,004)	$(45,439)
Accrued interest				—	(1,866)	—
Total – designated derivative liabilities	30			$715,142	$(54,870)	$(45,439)

Dedesignated Derivatives
Certain of the Company’s interest rate swap contracts no longer qualify for hedge accounting and have been dedesignated. As of June 30, 2020, the Company had the following dedesignated derivative instruments classified as derivative liabilities on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Loss Recognized in Accumulated Comprehensive Loss, Net of Deferred Tax
Interest rate swap contracts	3	6/15/23	2.66% - 2.68%	$15,007	$(928)	$(240)
Accrued interest				—	(47)	—
Total – dedesignated derivative liabilities	3			$15,007	$(975)	$(240)